SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Income Statement Elements [Abstract]
Schedule of Financial and Other Income (Expenses), Net
	Year ended December 31,
	2025	2024	2023
Finance expenses:

Interest in respect of credit cards and bank fees	$2,574	$3,846	$4,957
Interest in respect of loans	69	300	377
Realized gain/loss from marketable securities, net	-	-	63
Changes in derivatives fair value	110	430	-
Foreign exchange transactions losses	8,649	1,781	154

	11,402	6,357	5,551
Finance income:

Interest in respect of cash and cash equivalent and short-term bank deposits	3,150	4,799	1,473
Changes in derivatives fair value	-	-	680
Interest income from marketable securities	-	-	107
Foreign exchange transactions gains	486	1,549	4,360

	3,636	6,348	6,620

Finance expenses (income), net	$7,766	$9	$(1,069)

Schedule of Computation of Basic and Diluted Net Earnings Per Share
Numerator:

	Year ended December 31,
	2025	2024	2023

Net loss attributable to controlling interest, as reported	$(137,467)	$(42,832)	$(107,656)
Adjustment to redemption value of non-controlling interest	(101)	3,782	(532)

Numerator for basic and diluted net loss per share	$(137,568)	$(39,050)	$(108,188)

Denominator (in thousands):

	Year ended December 31,
	2025	2024	2023

Denominator for basic and diluted loss per share	34,569	34,539	34,519

Earnings per share:

Basic and diluted loss per share	$(3.98)	$(1.13)	$(3.13)